Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $25,004,470.000.
Narrative - Max Aggregate Offering Price	$ 25,004,470.000
Final Prospectus	true